(John Hancock Bond Trust Class NAV Shares) | (John Hancock ESG Core Bond Fund)
 INVESTMENT OBJECTIVE
To seek total return consisting of income and capital appreciation consistent with preservation of capital and maintenance of liquidity.
 FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
 Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees - (John Hancock ESG Core Bond Fund)	Class NAV
Maximum front-end sales charge (load)	none
Maximum deferred sales charge (load)	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (John Hancock ESG Core Bond Fund)	Class NAV
Management fee	0.45%
Other expenses	0.56%	[1]
Acquired fund fees and expenses	0.01%	[2]
Total annual fund operating expenses	1.02%	[3]
Contractual expense reimbursement	(0.50%)	[4],[5]
Total annual fund operating expenses after expense reimbursements	0.52%
[1]	"Other expenses," such as expected transfer agency expenses, have been estimated for the first year of operations of the fund's Class NAV shares.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average daily net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.50% of average daily net assets of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on September 30, 2019, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
[5]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

 EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (John Hancock ESG Core Bond Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	53	275	515	1,202

 PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 83% of the average value of its portfolio.

 PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment-grade bonds and other fixed-income securities that meet the manager's sustainability criteria. The manager seeks companies meeting its sustainability criteria with high-quality characteristics, including strong environmental, social, and governance (ESG) profiles. The manager seeks to maintain an effective duration within approximately six months of the portfolio duration of the securities comprising the fund's benchmark index, the Bloomberg Barclays U.S. Intermediate Government/Credit Index. As of June 30, 2018, the duration of the fund's benchmark index was 3.93 years. A debt security is investment grade when assigned a credit rating of BBB– or higher by Standard & Poor's Ratings Services, or an equivalent rating by another nationally recognized statistical rating organization, including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the fund's subadvisor. The fund's investment policies are based on credit ratings at the time of purchase.

Based on the manager's discretion, the fund may at times continue to own securities that have been downgraded to a below-investment-grade credit rating, such as when the security in question is nearing maturity. Under normal circumstances, the fund's portfolio will maintain an average credit rating of investment grade.

The fund invests primarily in a broad range of investment grade bonds and fixed-income securities, including, but not limited to, corporate bonds and debentures, municipal securities (both taxable and tax-exempt) issued by local government authorities, mortgage-backed and asset-backed securities, securities issued by the U.S. government or its related agencies, securities issued by foreign governments and corporations, and securities issued by supranational entities.

The fund may invest in U.S. dollar-denominated securities of foreign governments and corporations. Under normal conditions, the fund does not anticipate investing more than 20% of its total assets in U.S. dollar-denominated foreign securities.

The fund's manager utilizes an investment process that combines fundamental credit research with analysis of ESG metrics. Environmental assessment involves issues such as carbon emissions, pollution, and renewable energy. Social assessment involves issues such as supply chain, discrimination, and human rights. Governance assessment involves issues such as executive compensation, ownership and control, and diverse and independent directors.

The fund's manager has an investment committee that sets duration parameters, yield curve positioning/maturity distribution, and asset allocation parameters for the fund. The manager primarily allocates fund assets among corporate bonds, municipal bonds, asset-backed securities, mortgage-backed securities, and government-related securities according to these parameters. Asset allocation decisions are paired with the manager's fundamental credit research and ESG analysis to determine which securities the fund will invest in. Under normal circumstances, the manager expects to allocate a portion of the fund's portfolio to each of corporate bonds, municipal bonds, asset-backed securities, mortgage-backed securities, and government-related securities.

Potential corporate bond investments are evaluated using a proprietary framework that aggregates material metrics and information from ESG research providers and other third-party sources. The manager selects corporate bond investments that it considers to be best in class relative to their peers based on a set of factors specific to each sector, such as technology, energy, or financials. Corporate bond investments the manager views as best in class are those that have a favorable or above-average ESG profile relative to their peers. Factors resulting in a "best in class" ESG profile may include low or improving pollution or emissions, exemplary health and safety records, minimal risk related to controversies, strong disclosure and transparency policies, and independent board member representation. The manager may also elect to purchase corporate bonds where the proceeds of those bonds are specifically earmarked to fund projects or initiatives that have positive environmental and/or social benefits.

Potential municipal bond investments are evaluated according to the manager's assessment of material ESG issues relevant to a specific sector, such as school districts, public utilities, or hospitals. The manager selects municipal bond investments that it considers to be best in class relative to their peers, based on a set of factors specific to each sector and an evaluation of the issuer's use of proceeds. Factors resulting in a "best in class" ESG profile may include environmental initiatives, income distribution and median income trends, employment sector diversity, and access to high-quality and affordable school systems, housing, and healthcare.

Potential mortgage-backed securities eligibility is based on the proceeds of the bonds which are used to provide stability, affordability, and liquidity to the U.S. housing market and foster sustainable homeownership. Potential commercial mortgage-backed securities eligibility is based on the proceeds of the bonds which are used to provide stability, affordability, and liquidity to the U.S. commercial real estate market including agency programs that support multifamily housing.

Potential asset-backed securities (ABS) are evaluated according to the manager's assessment of material ESG issues for the underlying ABS corporate sponsor such as banks, brokers and finance companies. ABS investments that the manager views as "best in class" are those where the underlying sponsor has a favorable or above-average ESG profile relative to their peers. Material ESG factors are assessed using a proprietary framework that aggregates material metrics and information from ESG research providers and other third-party sources. The manager may also elect to purchase ABS bonds where the proceeds of those bonds are specifically earmarked to fund projects or initiatives that have positive environmental and/or social benefits.

The manager may elect to upgrade or downgrade its opinion of a corporation or municipality's ESG profile, which could impact whether the manager buys or sells a bond issued by that particular entity.

 PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 24 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Responsible investing risk. Investing primarily in responsible investments carries the risk that the fund may underperform funds that do not utilize a responsible investment strategy.

Taxable and non-taxable municipal bond risk. Taxable municipal bond prices can decline if the issuer's credit quality declines. Revenue bond prices can decline if related projects become unprofitable. An insured municipal bond is subject to the risk that the insurer may be unable to pay claims and is not insured with respect to the market value of the obligation. The interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.

U.S. Government agency obligations risk. U.S. government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt securities that they issue are neither guaranteed nor issued by the U.S. government. Such debt securities are subject to the risk of default on the payment of interest and/or principal, similar to the debt securities of private issuers. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

 PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

A note on performance

Class A shares commenced operations on December 14, 2016. Because Class NAV shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class A shares, except that they do not include sales charges and would be lower if they did. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the six months ended June 30, 2018, was –1.41%. Best quarter: Q2 '17, 0.73% Worst quarter: Q4 '17, -0.19%
Average annual total returns (%)—as of 12/31/17
Average Annual Total Returns - (John Hancock ESG Core Bond Fund) -	1 Year	Since Inception	Inception Date
Class NAV	1.66%	2.19%	Dec. 14, 2016
Class NAV | after tax on distributions	0.89%	1.45%	Dec. 14, 2016
Class NAV | after tax on distributions, with sale	0.94%	1.33%	Dec. 14, 2016
Bloomberg Barclays U.S. Intermediate Government/Credit Index (reflects no deduction for fees, expenses, or taxes)	2.14%	2.25%	Dec. 14, 2016

(John Hancock Bond Trust Class NAV Shares) | (John Hancock Global Conservative Absolute Return Fund)
 INVESTMENT OBJECTIVE
To seek long-term absolute return.
 FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
 Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees - (John Hancock Global Conservative Absolute Return Fund)	Class NAV
Maximum front-end sales charge (load)	none
Maximum deferred sales charge (load)	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (John Hancock Global Conservative Absolute Return Fund)	Class NAV
Management fee	0.85%
Other expenses	0.39%	[1]
Total annual fund operating expenses	1.24%
Contractual expense reimbursement	(0.46%)	[2],[3]
Total annual fund operating expenses after expense reimbursements	0.78%
[1]	"Other expenses" have been restated to reflect current fees.
[2]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.78% of average daily net assets of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on September 30, 2019, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
[3]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

 EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (John Hancock Global Conservative Absolute Return Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	80	351	642	1,471

 PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 75% of the average value of its portfolio.

 PRINCIPAL INVESTMENT STRATEGIES

The fund may use an extensive range of investment strategies and invest in a wide spectrum of fixed-income, debt, and money market securities, as well as derivative instruments, in pursuing its investment objective.

The fund may invest in fixed-income, debt, and money market securities of companies and government and supranational entities around the world, including in emerging markets. The fund is not subject to any maturity, market capitalization or credit quality restrictions and may invest in high-yield below-investment-grade bonds (junk bonds) without limitation. The fund may invest significantly in particular economic sectors.

The fund also may invest in money market funds. Under normal market conditions, at least 40% of the value of the fund's net assets will be invested in or exposed to obligations of issuers or obligors located outside of the United States. The fund also invests extensively in derivative instruments, which may relate to fixed-income and debt securities, interest rates, total return rates, currencies or currency exchange rates, or indexes. Derivatives, including futures, options, swaps (including credit default and variance swaps), and foreign currency forward contracts, may be used both for investment and hedging purposes and to take long and short positions in markets, currencies, securities, and groups of securities.

The manager seeks to maximize risk-adjusted absolute return by using multiple strategies across listed fixed-income and debt securities, currencies, derivatives, or other instruments as part of a diversified global portfolio. These strategies include exploiting market cyclicality and a diverse array of inefficiencies across and within global markets. The manager manages the fund's investment strategies dynamically over time and will actively modify investment strategies and develop new strategies in response to additional research, changing market conditions, or other factors. The fund also may hold cash or invest its cash balances in cash equivalents and short-term investments, including money market funds.

 PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. In addition, although the manager aims to maximize absolute return, there is no guarantee that the fund will generate positive returns. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 24 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Foreign currencies may decline in value, which could negatively impact performance.

Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Regulatory changes in derivative markets could impact the cost of or the fund's ability to engage in derivative transactions. Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps; foreign currency forward contracts; futures contracts; options; and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

 PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The Bloomberg Barclays Global Aggregate 1-3 Year Hedged USD Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the six months ended June 30, 2018, was –0.22%. Best quarter: Q4 '15, 1.40% Worst quarter: Q4 '14, -1.13%
Average annual total returns (%)—as of 12/31/17
Average Annual Total Returns - (John Hancock Global Conservative Absolute Return Fund) -		1 Year	Since Inception	Inception Date
Class NAV		(0.54%)	0.51%	Jul. 16, 2013
Class NAV | after tax on distributions		(0.54%)	(0.43%)	Jul. 16, 2013
Class NAV | after tax on distributions, with sale		(0.30%)	(0.03%)	Jul. 16, 2013
ICE Bank of America Merrill Lynch 3–Month Deposit Offered Rate Average Index (reflects no deduction for fees, expenses, or taxes)	[1]	1.22%	0.57%	Jul. 16, 2013
Bloomberg Barclays Global Aggregate 1–3 Year Hedged USD Index (reflects no deduction for fees, expenses, or taxes)		1.35%	1.24%	Jul. 16, 2013
[1]	Formerly the ICE Bank of America Merrill Lynch 3-Month LIBOR Average Index.

(John Hancock Bond Trust Class NAV Shares) | (John Hancock Global Short Duration Credit Fund)
 INVESTMENT OBJECTIVE
To seek to maximize total return consisting of current income and capital appreciation.
 FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
 Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees - (John Hancock Global Short Duration Credit Fund)	Class NAV
Maximum front-end sales charge (load)	none
Maximum deferred sales charge (load)	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (John Hancock Global Short Duration Credit Fund)	Class NAV
Management fee	0.74%
Other expenses	0.09%
Total annual fund operating expenses	0.83%
Contractual expense reimbursement	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursements	0.82%
[1]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

 EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (John Hancock Global Short Duration Credit Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	84	264	460	1,024

 PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 67% of the average value of its portfolio.

 PRINCIPAL INVESTMENT STRATEGIES

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds. These bonds may include investment-grade and below-investment-grade (junk) bonds issued by U.S. and foreign corporations and U.S. and foreign governments and their agencies and instrumentalities. Under normal circumstances, the fund will invest at least 40% of its net assets in foreign securities, including those of issuers in emerging markets. The fund may also invest in preferred securities and other types of debt securities.

The manager uses a fundamental approach to security selection across all sectors of the bond market. Credit sectors in which the fund typically invests include U.S. government obligations, mortgage- and asset-backed securities, exchange-traded funds (ETFs), loans, investment-grade and below-investment-grade sovereign debt, and investment- and below-investment-grade U.S. and foreign corporate debt, including floating-rate loans. Some loans may be illiquid. The fund seeks income stability during periods of credit expansion or contraction. Regional, country, and currency allocation will be dynamic over time in response to market conditions.

The fund may invest up and down an issuer's capital structure (excluding common equity) and across the credit quality spectrum, except that the fund may not invest more than 10% of its total assets in junk bonds rated as low as D (in default) by Standard & Poor's Ratings Services (S&P), Moody's Investors Service, Inc. (Moody's), Fitch Ratings, Inc. (Fitch), or an equivalent nationally recognized statistical rating organization (NRSRO) (and their unrated equivalents). The fund's investment policies are based on credit ratings at the time of purchase. The fund will not be managed to correspond to a market benchmark.

The manager will tactically manage duration, which will typically be less than three years. The value of an investment held by a fixed-income fund with a duration of three years, for example, decreases by approximately 3% for every 1% increase in interest rates and increases by approximately 3% with every 1% decrease in interest rates.

The fund may invest in derivatives and actively manage currency to mitigate risk, enhance returns, and diversify its portfolio. Derivatives may include exchange-traded futures and options, currency forwards and options, and over-the-counter (OTC) transactions (e.g., credit default swaps (CDS) and interest-rate swaps). The fund may also utilize derivatives on the Chicago Board Options Exchange Market Volatility Index (VIX) or CDS Indexes (CDX), or on longer-term U.S. Treasury futures. The manager may hedge, cross-hedge, and proxy hedge currency exposures, as well as take outright naked long positions through currency derivatives. The fund may invest in long CDS exposure (selling protection) to augment income opportunities in select credits where the mandated term structure could not otherwise be attained, consistent with the fund's goal of delivering current income.

Although the fund's strategies are typically not leverage-based, certain derivative holdings in the portfolio may provide the economic equivalent of leverage because they display heightened price sensitivity to market fluctuations.

 PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 24 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Foreign currencies may decline in value, which could negatively impact performance.

Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Defaulted debt risk. Investing in defaulted debt securities is speculative and involves substantial risks in addition to those of non-defaulted high-yield securities. Defaulted debt securities generally do not generate interest payments. Principal on defaulted debt might not be repaid, and a fund could lose up to its entire investment.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities of the index it is designed to track. However, at times, an ETF's portfolio composition and performance may not match that of such index. A fund bears ETF fees and expenses indirectly.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Regulatory changes in derivative markets could impact the cost of or the fund's ability to engage in derivative transactions. Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps; currency options; foreign currency forward contracts; foreign currency swaps; futures contracts; interest-rate swaps; and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Leveraging risk. Using derivatives may result in a leveraged portfolio. Leverage increases a fund's losses when the value of its investments declines. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock's value can depend heavily upon the underlying common stock's value.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

 PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The Bloomberg Barclays Global High Yield Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the six months ended June 30, 2018, was –1.12%. Best quarter: Q2 '16, 4.53% Worst quarter: Q3 '15, -4.77%
Average annual total returns (%)—as of 12/31/17
Average Annual Total Returns - (John Hancock Global Short Duration Credit Fund) -	1 Year	Since Inception	Inception Date
Class NAV	6.14%	3.65%	Oct. 21, 2013
Class NAV | after tax on distributions	3.78%	1.10%	Oct. 21, 2013
Class NAV | after tax on distributions, with sale	3.45%	1.58%	Oct. 21, 2013
Bloomberg Barclays Global High Yield Corporate 1–5 Year Index (reflects no deduction for fees, expenses, or taxes)	9.78%	3.58%	Oct. 21, 2013
Bloomberg Barclays Global High Yield Index (reflects no deduction for fees, expenses, or taxes)	10.43%	5.47%	Oct. 21, 2013

(John Hancock Bond Trust Class NAV Shares) | (John Hancock High Yield Fund)
 INVESTMENT OBJECTIVE
To seek high current income. Capital appreciation is a secondary goal.
 FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
 Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees - (John Hancock High Yield Fund)	Class NAV
Maximum front-end sales charge (load)	none
Maximum deferred sales charge (load)	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (John Hancock High Yield Fund)	Class NAV
Management fee	0.50%
Other expenses	0.08%
Total annual fund operating expenses	0.58%
Contractual expense reimbursement	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursements	0.57%
[1]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

 EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (John Hancock High Yield Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	58	185	323	725

 PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 52% of the average value of its portfolio.

 PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and foreign fixed-income securities rated BB/Ba or lower and their unrated equivalents. Bonds rated at or below BB by Standard & Poor's Ratings Services (S&P) or Fitch Ratings, Inc. (Fitch) or Ba by Moody's Investors Service, Inc. (Moody's) are considered junk bonds. These may include, but are not limited to, domestic and foreign corporate bonds and government obligations, debentures and notes, convertible securities and preferred securities. No more than 10% of the fund's total assets may be invested in securities that are rated in default by S&P or Moody's. The fund's investment policies are based on credit ratings at the time of purchase. There is no limit on the fund's average maturity.

The manager concentrates on industry allocation and securities selection in making investment decisions. The manager uses top-down analysis to determine which industries may benefit from current and future changes in the economy. The manager uses bottom-up research to find individual securities that appear comparatively undervalued. The manager looks at the financial condition of the issuers, as well as the collateralization and other features of the securities themselves. The fund may hold up to 20% of its total assets in the securities of companies in any one industry and up to 10% of its total assets in the securities of any individual issuer. The fund typically invests in a broad range of industries.

The fund may invest in both investment-grade and below-investment-grade asset-backed securities. The fund may use certain higher-risk investments, including restricted or illiquid securities and derivatives. Derivatives may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns, and may include futures contracts on securities, indexes and foreign currency; options on futures contracts, securities, indexes and foreign currency; interest-rate, foreign currency and credit default swaps; and foreign currency forward contracts. In addition, the fund may invest up to 20% of its assets in U.S. and foreign common stocks of companies of any size. The fund may trade securities actively.

 PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 24 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Defaulted debt risk. Investing in defaulted debt securities is speculative and involves substantial risks in addition to those of non-defaulted high-yield securities. Defaulted debt securities generally do not generate interest payments. Principal on defaulted debt might not be repaid, and a fund could lose up to its entire investment.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Regulatory changes in derivative markets could impact the cost of or the fund's ability to engage in derivative transactions. Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps; foreign currency forward contracts; foreign currency swaps; futures contracts; interest-rate swaps; and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security's market price and the fund's ability to sell the security.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock's value can depend heavily upon the underlying common stock's value.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

 PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

A note on performance

Class A shares commenced operations on June 30, 1993. Class NAV shares commenced operations on October 21, 2013. Returns prior to the commencement date of Class NAV shares are those of Class A shares, except that they do not include sales charges and would be lower if they did. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses are different.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the six months ended June 30, 2018, was –0.05%. Best quarter: Q3 '09, 29.25% Worst quarter: Q4 '08, -30.28%
Average annual total returns (%)—as of 12/31/17
Average Annual Total Returns - (John Hancock High Yield Fund) -	1 Year	5 Years	10 Years
Class NAV	7.19%	5.48%	4.48%
Class NAV | after tax on distributions	4.53%	2.49%	1.31%
Class NAV | after tax on distributions, with sale	4.04%	2.79%	1.94%
ICE Bank of America Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses, or taxes)	7.47%	5.80%	7.89%

(John Hancock Bond Trust Class NAV Shares) | (John Hancock Investment Grade Bond Fund)
 INVESTMENT OBJECTIVE
To seek a high level of current income consistent with preservation of capital and maintenance of liquidity.
 FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
 Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees - (John Hancock Investment Grade Bond Fund)	Class NAV
Maximum front-end sales charge (load)	none
Maximum deferred sales charge (load)	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (John Hancock Investment Grade Bond Fund)	Class NAV
Management fee	0.40%
Other expenses	0.09%	[1]
Total annual fund operating expenses	0.49%
Contractual expense reimbursement	(0.07%)	[2],[3]
Total annual fund operating expenses after expense reimbursements	0.42%
[1]	"Other expenses," such as expected transfer agency expenses, have been estimated for the first year of operations of the fund's Class NAV shares.
[2]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.42% of average daily net assets of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on September 30, 2019, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
[3]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

 EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (John Hancock Investment Grade Bond Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	43	150	267	609

 PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 80% of the average value of its portfolio.

 PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment-grade bonds (securities rated from AAA to BBB). These may include, but are not limited to, corporate bonds and debentures, mortgage-backed and asset-backed securities, U.S. government and agency securities, and U.S. dollar-denominated securities of foreign governments and corporations. The fund's investment policies are based on credit ratings at the time of purchase. The fund may invest in bonds of any maturity, but normally maintains a dollar-weighted average maturity of between three and ten years.

The manager concentrates on sector allocation, industry allocation, and security selection in making investment decisions. When making sector and industry allocations, the manager uses top-down analysis to try to anticipate shifts in the business cycle. The manager uses bottom-up research to find individual securities that appear comparatively undervalued.

The fund may engage in derivative transactions, including futures contracts and options may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns. The fund's investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States. The fund may trade securities actively.

 PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 24 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Regulatory changes in derivative markets could impact the cost of or the fund's ability to engage in derivative transactions. Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

 PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

A note on performance

Class A shares commenced operations on December 31, 1991. Because Class NAV shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class A shares, except that they do not include sales charges and would be lower if they did. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the six months ended June 30, 2018, was –1.53%. Best quarter: Q3 '09, 8.18% Worst quarter: Q4 '08, -3.35%
Average annual total returns (%)—as of 12/31/17
Average Annual Total Returns - (John Hancock Investment Grade Bond Fund) -	1 Year	5 Years	10 Years
Class NAV	3.87%	2.33%	4.66%
Class NAV | after tax on distributions	2.69%	1.02%	3.13%
Class NAV | after tax on distributions, with sale	2.18%	1.19%	2.99%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	3.54%	2.10%	4.01%